Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2018
Share-Based Compensation
Schedule of share-based compensation expense

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Sales and marketing	795	735	2,113	309
General and administrative	56,553	24,240	144,373	21,138
Total share-based compensation expense	57,348	24,975	146,486	21,447

2015 Plan
Share-Based Compensation
Schedule of summary of options

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	exercise	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB

Outstanding as of September 1, 2016	740,171	1.00	74.63	23,114
Forfeited	(93,007)	1.00	74.63
Outstanding as of August 31, 2017	647,164	1.00	74.63	30,082
Expected to vest as of August 31, 2017	647,164	1.00	74.63	30,082
Terminated on September 17, 2017	(647,164)	1.00	74.63
Outstanding as of August 31, 2018	—	—	—	—

Amended 2015 Plan
Share-Based Compensation
Schedule assumptions adopted to estimate the fair value of share options granted

Year ended
August 31, 2018
Risk-free interest rate	2.8%-4.0%
Expected volatility	46.0%-51.5%
Suboptimal exercise factor	2.50
Fair value per ordinary share	US$0.13-US$0.35

Schedule of summary of options

					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	share	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of September 1, 2017	—	—	—	—	—
Granted	303,995,200	0.03	0.16
Forfeited	(2,804,550)	0.08	0.09
Outstanding as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59
Vested and expected to vest as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59

Domestic Plan
Share-Based Compensation
Schedule assumptions adopted to estimate the fair value of share options granted

For the year ended
August 31, 2017
Risk-free interest rate	4.8%
Expected volatility	47.3%
Suboptimal exercise factor	2.50
Fair value per ordinary share	RMB203.20 and RMB285.30

Schedule of summary of options

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of September 1, 2016	—	—	—	—
Granted	120,000	93.33	151.19
Forfeited	—	—	—
Outstanding as of August 31, 2017	120,000	93.33	151.19	7,023
Vested and expected to vest as of August 31, 2017	60,000	93.33	151.19	4,751
Granted	—	—	—
Forfeited	—	—	—
Outstanding as of August 31, 2018	120,000	93.33	151.19	79,990
Vested and expected to vest as of August 31, 2018	60,000	93.33	151.19	40,795